GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:       GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2016 and 2017, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2016	2017
	Unaudited	Unaudited

North America (mainly U.S.)	$138,866	$105,073
Europe	7,077	22,036
Other	7,849	4,555

	$153,792	$131,664

Revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2016 and June 30, 2017:

	December 31,	June 30,
	2016	2017
	Audited	Unaudited

Israel	$9,108	$10,641
U.S.	4,402	4,176
Europe	695	1,233

	$14,205	$16,050